UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21420

Metropolitan Series Fund II

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

JOHN M. LODER, ESQ.

Ropes & Gray, LLP

One international Place

Boston, Massachusetts 02110

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 to June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”):

Metropolitan Series Fund II MetLife Stock Index Portfolio II Semiannual Report	June 30, 2007

Letter from the President

August 2007

To Our Policyholders / Contract Owners:

We are pleased to provide you with the June 30, 2007 Semiannual Report for the Metropolitan Series Fund II. The Report is designed to help you make informed decisions on how to allocate your money within your Qualified Plan.

Like world events and the economy, the capital markets are subject to volatility and the possibility of rapid change. We encourage you to work with your registered representative to develop an investment program to meet your long-term retirement, investment, and insurance needs.

We look forward to serving your future investment needs.

Sincerely,

Elizabeth Forget

President, Metropolitan Series Fund II

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Managed by MetLife Investment Advisors Company, LLC

Portfolio Manager Commentary*

PORTFOLIO PERFORMANCE

For the six-month period ended June 30, 2007, the Class A shares of the MetLife Stock Index Portfolio II returned 6.6%, compared to its benchmark, the Standard & Poor’s 500 Index1, which returned 7.0%.

On April 30, 2007, the subadviser of the Portfolio changed from Metropolitan Life Insurance Company to MetLife Investment Advisors Company, LLC.

PORTFOLIO REVIEW

The S&P 500 Index began the year with a strong start before a sell-off in the market at the end of February and early March. From February 20 through March 5, the S&P 500 Index benchmark declined almost 6%. The sell-off was driven primarily by the precipitous drop in the Asian emerging markets and the U.S. subprime lending crisis. Subsequently, the Index returned 10% from its low on March 5 to the end of June while reaching an all-time closing high on June 4, surpassing levels previously set in March 2000. This rally was largely attributable to unchanged economic fundamentals and a sense that the housing slowdown would not significantly impact the market.

The Federal Open Market Committee’s view that inflation pressures were likely to moderate over time and that economic growth would expand at a moderate pace, resulted in an unchanged federal funds rate of 5.25% during the period. The price of oil fell to $50 per barrel in January before rising to approximately $71 per barrel at the end of the first half, up approximately 16% from year-end. Concerns emanating from weaknesses in refinery utilization and global geopolitical unrest contributed to supply concerns, increasing oil prices over the period. Some of the factors driving the equity markets included geopolitical concerns, energy prices, Federal Reserve interest rate policy, corporate earnings, and unemployment rates.

Nine of the ten sectors comprising the S&P 500 Index experienced positive returns for the first six months of 2007. The energy sector, which had a beginning-of-year weight of 9.9%, was the best-performing sector, up 17.2%, providing the largest positive impact to the benchmark’s six-month return. The next best-performing sectors were materials (3.0% beginning weight), telecomm services (3.5% beginning weight) and industrials (10.8% beginning weight), returning 16.7%, 15.8% and 10.9%, respectively. Information technology, the second largest sector (15.1% beginning weight), was up 9.3%. Financials, the largest sector with a beginning-of-year weight of 22.2%, was down 0.8% during the first half of 2007, and thus had the largest negative impact on the Portfolio.

The stocks with the largest positive impact on the benchmark return for the first half of the year were Apple, up 43.8%; AT&T, up 18.4%; and Exxon Mobil, up 10.4%. The stocks with the largest negative impact were Amgen, down 19.1%; Bank of America, down 6.4%; and Citigroup, down 6.1%. There were 20 additions and 20 deletions to the benchmark in the first six months of 2007.

* The views expressed above are those of the subadvisory firm as of June 30, 2007 and are subject to change based on market and other conditions. Information about the Portfolio’s holdings, asset allocation, industry allocation, or country diversification is historical and is not an indication of future Portfolio composition, which will vary. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

1 The Standard & Poor’s (S&P) 500® Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange.

MSF-2

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

A $10,000 INVESTMENT COMPARED TO THE

S&P 500 INDEX

Average Annual Returns as of June 30, 2007

	MetLife Stock Index Portfolio II	S&P 500 Index
6 Months	6.6%	7.0%
1 Year	19.9	20.5
Since Inception	10.4	11.1

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

Inception date of the Portfolio is 1/2/04. Index since inception return is based on the Portfolio’s inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION

as of June 30, 2007

Top Holdings

% of Total Net Assets
Exxon Mobil Corp.	3.5%
General Electric Co.	2.9%
AT&T, Inc.	1.9%
Citigroup, Inc.	1.9%
Microsoft Corp.	1.9%
Bank of America Corp.	1.6%
Procter & Gamble Co.	1.4%
American International Group, Inc.	1.4%
Chevron Corp.	1.3%
Pfizer, Inc.	1.3%

Top Sectors

% of Equity Market Value
Financials	21.1%
Information Technology	15.5%
Health Care	11.8%
Industrials	11.0%
Energy	10.8%
Consumer Discretionary	10.2%
Consumer Staples	9.3%
Telecommunication Services	3.7%
Utilities	3.5%
Materials	3.1%

MSF-3

Metropolitan Series Fund II

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses paid during period* January 1, 2007 to June 30, 2007
MetLife Stock Index Portfolio II(a)	Actual	0.57%	$1,000.00	$1,066.40	$2.92
	Hypothetical	0.57%	$1,000.00	$1,021.93	$2.86

* Expenses paid are equal to the Portfolio's annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects an expense agreement between MetLife Advisers, LLC and the Portfolio as described under Expense Agreement in Note 4 to the Financial Statements.

MSF-4

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2007 (Unaudited)

Common Stock—99.7% of Total Net Assets

Security Description	Shares	Value*

Aerospace & Defense—2.6%
Boeing Co.	8,163	$784,954
General Dynamics Corp.	4,197	328,289
Goodrich Corp.	1,298	77,309
Honeywell International, Inc.	8,084	454,968
L-3 Communications Holdings, Inc.	1,295	126,120
Lockheed Martin Corp.	3,679	346,304
Northrop Grumman Corp.	3,578	278,619
Precision Castparts Corp.	1,427	173,181
Raytheon Co.	4,602	248,002
Rockwell Collins, Inc.	1,735	122,560
United Technologies Corp.	10,310	731,288

		3,671,594

Air Freight & Logistics—0.8%
FedEx Corp.	3,191	354,105
United Parcel Service, Inc. (Class B)	10,980	801,540

		1,155,645

Air Freight & Logistics—0.1%
C. H. Robinson Worldwide, Inc.	1,774	93,171

Airlines—0.1%
Southwest Airlines Co.	8,095	120,696

Auto Components—0.2%
Johnson Controls, Inc.	2,046	236,865
The Goodyear Tire & Rubber Co.	2,139	74,352

		311,217

Automobiles—0.4%
Ford Motor Co. (a)	19,492	183,614
General Motors Corp.	5,865	221,697
Harley-Davidson, Inc.	2,670	159,159

		564,470

Beverages—2.1%
Anheuser-Busch Cos., Inc.	7,877	410,864
Brown-Forman Corp. (Class B)	817	59,706
Coca-Cola Enterprises, Inc.	2,891	69,384
Constellation Brands, Inc. (a)	2,002	48,609
Molson Coors Brewing Co.	491	45,398
Pepsi Bottling Group, Inc.	1,364	45,939
PepsiCo, Inc.	16,888	1,095,187
The Coca-Cola Co.	20,834	1,089,827

		2,864,914

Biotechnology—1.1%
Amgen, Inc. (a)	12,022	664,696
Biogen Idec, Inc. (a)	2,963	158,521
Celgene Corp. (a)	3,939	225,823
Genzyme Corp. (a)	2,725	175,490
Gilead Sciences, Inc. (a)	9,682	375,371

		1,599,901

Security Description	Shares	Value*

Building Products—0.2%
American Standard Cos., Inc.	1,823	$107,521
Masco Corp.	3,915	111,460

		218,981

Capital Markets—3.7%
Ameriprise Financial, Inc.	2,439	155,047
E*TRADE Financial Corp. (a)	4,425	97,748
Federated Investors, Inc. (Class B)	918	35,187
Franklin Resources, Inc.	1,708	226,259
Janus Capital Group, Inc.	1,922	53,509
Legg Mason, Inc.	1,364	134,190
Lehman Brothers Holdings, Inc.	5,522	411,500
Mellon Financial Corp.	4,316	189,904
Merrill Lynch & Co., Inc.	9,028	754,560
Morgan Stanley	10,927	916,557
Northern Trust Corp.	1,956	125,654
State Street Corp.	4,112	281,261
T. Rowe Price Group, Inc.	2,754	142,905
The Bank of New York Co., Inc.	7,837	324,765
The Bear Stearns Co., Inc.	1,234	172,760
The Charles Schwab Corp.	10,489	215,234
The Goldman Sachs Group, Inc.	4,235	917,936

		5,154,976

Chemicals—1.6%
Air Products & Chemicals, Inc.	2,246	180,511
Ashland, Inc.	579	37,027
E. I. du Pont de Nemours & Co.	9,576	486,844
Eastman Chemical Co.	872	56,096
Ecolab, Inc.	1,817	77,586
Hercules, Inc.	1,208	23,737
International Flavors & Fragrances, Inc.	805	41,973
Monsanto Co.	5,635	380,588
PPG Industries, Inc.	1,702	129,539
Praxair, Inc.	3,304	237,855
Rohm & Haas Co.	1,476	80,707
Sigma-Aldrich Corp.	1,361	58,074
The Dow Chemical Co.	9,882	436,982

		2,227,519

Commercial Banks—3.8%
BB&T Corp.	5,625	228,825
Comerica, Inc.	1,617	96,163
Commerce Bancorp, Inc.	1,984	73,388
Compass Bancshares, Inc.	1,366	94,227
Fifth Third Bancorp	5,703	226,808
First Horizon National Corp.	1,303	50,817
Huntington Bancshares, Inc.	3,783	86,026
KeyCorp.	4,067	139,620
M&T Bank Corp.	786	84,023
Marshall & Ilsley Corp.	2,686	127,934
National City Corp.	5,969	198,887
PNC Financial Services Group, Inc.	3,576	255,970
Regions Financial Corp.	7,306	241,829

*See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value*

Commercial Banks—(Continued)
SunTrust Banks, Inc.	3,697	$316,981
Synovus Financial Corp.	3,389	104,042
U.S. Bancorp	18,026	593,957
Wachovia Corp.	19,836	1,016,595
Wells Fargo & Co.	34,624	1,217,726
Zions Bancorp	1,141	87,754

		5,241,572

Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc. (a)	2,646	35,615
Avery Dennison Corp.	950	63,156
Cintas Corp.	1,398	55,123
Equifax, Inc.	1,508	66,985
Monster Worldwide, Inc. (a)	1,354	55,650
Pitney Bowes, Inc.	2,277	106,609
R.R. Donnelley & Sons Co.	2,282	99,290
Robert Half International, Inc.	1,723	62,890
Waste Management, Inc.	5,364	209,464

		754,782

Communications Equipment—2.6%
Avaya, Inc. (a)	4,663	78,525
Ciena Corp.	885	31,975
Cisco Systems, Inc. (a)	62,942	1,752,935
Corning, Inc. (a)	16,305	416,593
JDS Uniphase Corp.	2,189	29,398
Juniper Networks, Inc. (a)	5,871	147,773
Motorola, Inc.	23,996	424,729
QUALCOMM, Inc.	17,280	749,779`
Tellabs, Inc. (a)	4,538	48,829

		3,680,536

Computers & Peripherals—3.9%
Apple, Inc. (a)	8,967	1,094,333
Dell, Inc. (a)	23,550	672,353
EMC Corp.	21,755	393,766
Hewlett-Packard Co.	27,151	1,211,478
International Business Machines Corp.	14,162	1,490,550
Lexmark International, Inc. (Class A) (a)	980	48,324
NCR Corp. (a)	1,865	97,987
Network Appliance, Inc. (a)	3,846	112,303
QLogic Corp. (a)	1,648	27,439
SanDisk Corp. (a)	2,366	115,792
Sun Microsystems, Inc. (a)	37,013	194,688

		5,459,013

Construction & Engineerin—0.1%
Fluor Corp.	914	101,792

Construction Materials—0.1%
Vulcan Materials Co.	988	113,166

Security Description	Shares	Value*

Consumer Finance—1.0%
American Express Co.	12,323	$753,921
Capital One Financial Corp.	4,284	336,037
SLM Corp.	4,265	245,579

		1,335,537

Containers & Packaging—0.2%
Ball Corp.	1,058	56,254
Bemis Co., Inc.	1,084	35,967
Pactiv Corp. (a)	1,351	43,083
Sealed Air Corp.	1,674	51,928
Temple-Inland, Inc.	1,097	67,498

		254,730

Distributors—0.1%
Genuine Parts Co.	1,766	87,594

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (a)	1,451	84,782
H&R Block, Inc.	3,347	78,219

		163,001

Diversified Financial Services—5.1%
Bank of America Corp.	46,008	2,249,331
Chicago Mercantile Exchange Holdings, Inc.	369	197,179
CIT Group, Inc.	1,988	109,002
Citigroup, Inc.	51,281	2,630,203
JPMorgan Chase & Co.	35,416	1,715,905
Moody’s Corp.	2,384	148,285

		7,049,905

Diversified Telecommunication Services—3.1%
AT&T, Inc.	63,920	2,652,680
CenturyTel, Inc.	1,135	55,672
Citizens Communications Co.	3,549	54,193
Embarq Corp.	1,566	99,237
Qwest Communications International, Inc. (a)	16,103	156,199
Verizon Communications, Inc.	30,100	1,239,217
Windstream Corp.	4,942	72,944

		4,330,142

Electric Utilities—1.6%
Allegheny Energy, Inc. (a)	1,718	88,889
American Electric Power Co., Inc.	4,134	186,195
Dynegy, Inc.	4,170	39,365
Edison International	3,378	189,573
Entergy Corp.	2,045	219,531
Exelon Corp.	6,974	506,312
FirstEnergy Corp.	3,160	204,547
FPL Group, Inc.	4,213	239,046
Pinnacle West Capital Corp.	1,039	41,404
PPL Corp.	3,992	186,786
Progress Energy, Inc.	2,635	120,130
The Southern Co.	7,794	267,256

		2,289,034

*See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value*

Electrical Equipment—0.4%
Cooper Industries, Ltd. (Class A)	1,898	$108,357
Emerson Electric Co.	8,245	385,866
Rockwell Automation, Inc.	1,636	113,604

		607,827

Electronic Equipment & Instruments—0.2%
Agilent Technologies, Inc. (a)	4,105	157,796
Jabil Circuit, Inc.	1,858	41,006
Molex, Inc.	1,472	44,175
Solectron Corp. (a)	9,372	34,489
Tektronix, Inc.	847	28,578

		306,044

Energy Equipment & Services—2.1%
Baker Hughes, Inc.	3,321	279,396
BJ Services Co.	3,041	86,486
ENSCO International, Inc.	1,546	94,321
Halliburton Co.	9,476	326,922
Nabors Industries, Ltd. (a)	2,918	97,403
National Oilwell Varco, Inc. (a)	1,842	192,010
Noble Corp.	1,390	135,553
Rowan Cos., Inc. (a)	1,147	47,004
Schlumberger, Ltd.	12,219	1,037,882
Smith International, Inc. (a)	2,078	121,854
Transocean, Inc.	2,988	316,668
Weatherford International, Ltd. (a)	3,497	193,174

		2,928,673

Food & Staples Retailing—2.3%
Costco Wholesale Corp.	4,630	270,948
CVS/Caremark Corp.	16,002	583,273
Safeway, Inc. (a)	4,578	155,789
Supervalu, Inc.	2,154	99,773
Sysco Corp.	6,406	211,334
The Kroger Co. (a)	7,339	206,446
Wal-Mart Stores, Inc.	25,132	1,209,101
Walgreen Co.	10,376	451,771
Whole Foods Market, Inc.	1,465	56,109

		3,244,544

Food Products—1.5%
Archer-Daniels-Midland Co.	6,767	223,920
Campbell Soup Co.	2,249	87,284
ConAgra Foods, Inc.	5,163	138,678
Dean Foods Co. (a)	1,347	42,929
General Mills, Inc.	3,591	209,786
H.J. Heinz Co.	3,368	159,879
Hershey Co.	1,777	89,952
Kellogg Co.	2,597	134,498
Kraft Foods, Inc. (Class A)	16,630	586,207
McCormick & Co., Inc.	1,349	51,505
Sara Lee Corp.	7,615	132,501
Tyson Foods, Inc. (Class A)	2,620	60,365
Wm. Wrigley Jr., Co.	2,235	123,618

		2,041,122

Security Description	Shares	Value*

Gas Utilities—0.1%
Nicor, Inc.	467	$20,043
Questar Corp.	1,788	94,496

		114,539

Health Care Equipment & Supplies—1.7%
Applera Corp.—Applied Biosystems Group	1,902	58,087
Bausch & Lomb, Inc.	563	39,095
Baxter International, Inc.	6,754	380,520
Becton, Dickinson & Co.	2,540	189,230
Biomet, Inc.	2,545	116,357
Boston Scientific Corp. (a)	12,301	188,697
C.R. Bard, Inc.	1,071	88,497
Hospira, Inc. (a)	1,615	63,050
Medtronic, Inc.	11,939	619,157
St. Jude Medical, Inc. (a)	3,507	145,505
Stryker Corp.	3,096	195,327
Varian Medical Systems, Inc. (a)	1,321	56,156
Zimmer Holdings, Inc. (a)	2,455	208,405

		2,348,083

Health Care Providers & Services—2.2%
Aetna, Inc.	5,354	264,488
AmerisourceBergen Corp.	1,981	98,000
Cardinal Health, Inc.	3,988	281,712
CIGNA Corp.	2,984	155,825
Coventry Health Care, Inc. (a)	1,621	93,451
Express Scripts, Inc. (a)	2,824	141,228
Humana, Inc. (a)	1,742	106,105
Laboratory Corp. of America Holdings (a)	1,219	95,399
Manor Care, Inc.	759	49,555
McKesson Corp. (a)	3,063	182,677
Medco Health Solutions, Inc. (a)	2,904	226,483
Patterson Cos., Inc. (a)	1,442	53,743
Quest Diagnostics, Inc.	1,638	84,603
Tenet Healthcare Corp. (a)	4,903	31,919
UnitedHealth Group, Inc.	13,893	710,488
WellPoint, Inc. (a)	6,362	507,878

		3,083,554

Health Care Technology—0.0%
IMS Health, Inc.	2,034	65,352

Hotels, Restaurants & Leisure—1.5%
Carnival Corp.	4,586	223,659
Darden Restaurants, Inc.	1,466	64,489
Harrah’s Entertainment, Inc.	1,936	165,063
Hilton Hotels Corp.	4,040	135,219
International Game Technology	3,446	136,806
Marriott International, Inc. (Class A)	3,404	147,189
McDonald's Corp.	12,377	628,257
Starbucks Corp. (a)	7,679	201,497
Starwood Hotels & Resorts Worldwide, Inc. (a)	2,230	149,566
Wendy’s International, Inc.	904	33,222
Wyndham Worldwide Corp. (a)	1,890	68,531
Yum! Brands, Inc.	5,430	177,670

		2,131,168

*See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value*

Household Durables—0.6%
Black & Decker Corp.	684	$60,404
Centex Corp.	1,238	49,644
D.R. Horton, Inc.	2,833	56,462
Fortune Brands, Inc.	1,584	130,474
Harman International Industries, Inc.	676	78,957
KB Home	796	31,338
Leggett & Platt, Inc.	1,836	40,484
Lennar Corp. (Class A)	1,443	52,756
Newell Rubbermaid, Inc.	2,891	85,082
Pulte Homes, Inc.	2,202	49,435
Snap-On, Inc.	601	30,356
The Stanley Works	864	52,445
Whirlpool Corp.	818	90,962

		808,799

Household Products—2.0%
Colgate-Palmolive Co.	5,303	343,899
Kimberly-Clark Corp.	4,729	316,323
Procter & Gamble Co.	32,646	1,997,609
The Clorox Co.	1,573	97,683

		2,755,514

Independent Power Producers & Energy Traders—0.5%
Constellation Energy Group	1,873	163,269
The AES Corp. (a)	6,921	151,432
TXU Corp.	4,760	320,348

		635,049

Industrial Conglomerates—4.0%
3M Co.	7,467	648,061
General Electric Co.	106,660	4,082,945
Textron, Inc.	1,301	143,253
Tyco International, Ltd.	20,552	694,452

		5,568,711

Insurance—4.7%
ACE, Ltd.	3,375	211,005
Aflac, Inc.	5,071	260,649
AMBAC Financial Group, Inc.	1,057	92,160
American International Group, Inc.	26,895	1,883,457
Aon Corp.	3,044	129,705
Assurant, Inc.	1,029	60,629
Cincinnati Financial Corp.	1,780	77,252
Genworth Financial, Inc. (Class A)	4,337	149,193
Lincoln National Corp.	2,807	199,157
Loews Corp.	4,621	235,578
Marsh & McLennan Cos., Inc.	5,758	177,807
MBIA, Inc.	1,356	84,370
MetLife, Inc. (b)	7,689	495,787
Principal Financial Group, Inc.	2,776	161,813
Prudential Financial, Inc.	4,848	471,371
SAFECO Corp.	1,101	68,548
The Allstate Corp.	6,297	387,328
The Chubb Corp.	4,162	225,331
The Hartford Financial Services Group, Inc.	3,283	323,408

Security Description	Shares	Value*

Insurance—(Continued)
The Progressive Corp.	7,632	$182,634
The Travelers Cos., Inc.	6,884	368,294
Torchmark Corp.	990	66,330
UnumProvident Corp.	3,553	92,769
XL Capital, Ltd. (Class A)	1,928	162,511

		6,567,086

Internet & Catalog Retail—0.2%
Amazon.com, Inc. (a)	3,224	220,554
IAC/InterActiveCorp (a)	2,265	78,392

		298,946

Internet Software & Services—1.4%
eBay, Inc. (a)	11,735	377,632
Google, Inc. (Class A) (a)	2,261	1,183,362
VeriSign, Inc. (a)	2,541	80,626
Yahoo!, Inc. (a)	12,538	340,156

		1,981,776

IT Services—1.1%
Affiliated Computer Services, Inc. (a)	1,028	58,308
Automatic Data Processing, Inc.	5,736	278,024
Cognizant Technology Solutions Corp. (Class A) (a)	1,491	111,959
Computer Sciences Corp. (a)	1,796	106,233
Convergys Corp. (a)	1,419	34,397
Electronic Data Systems Corp.	5,275	146,276
Fidelity National Information Services, Inc.	1,696	92,059
First Data Corp.	7,821	255,512
Fiserv, Inc. (a)	1,744	99,059
Paychex, Inc.	3,524	137,859
The Western Union Co.	8,010	166,848
Unisys Corp. (a)	3,605	32,950

		1,519,484

Leisure Equipment & Products—0.2%
Brunswick Corp.	936	30,542
Eastman Kodak Co.	2,982	82,989
Hasbro, Inc.	1,652	51,889
Mattel, Inc.	4,077	103,107

		268,527

Life Sciences Tools & Services—0.3%
Millipore Corp. (a)	560	42,050
PerkinElmer, Inc.	1,241	32,341
Thermo Fisher Scientific, Inc. (a)	4,374	226,223
Waters Corp. (a)	1,046	62,091

		362,705

Machinery—1.7%
Caterpillar, Inc.	6,639	519,834
Cummins, Inc.	1,081	109,408
Danaher Corp.	2,468	186,334
Deere & Co.	2,333	281,686
Dover Corp.	2,119	108,387

*See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value*

Machinery—(Continued)
Eaton Corp.	1,519	$141,267
Illinois Tool Works, Inc.	4,271	231,445
Ingersoll-Rand Co., Ltd. (Class A)	3,127	171,422
ITT Industries, Inc.	1,884	128,640
PACCAR, Inc.	2,574	224,041
Pall Corp.	1,271	58,453
Parker-Hannifin Corp.	1,201	117,590
Terex Corp.	1,069	86,910

		2,365,417

Media—3.3%
CBS Corp. (Class B)	7,594	253,032
Clear Channel Communications, Inc.	5,146	194,622
Comcast Corp. (Class A)	32,264	907,264
Dow Jones & Co., Inc.	678	38,951
E.W. Scripps Co. (Class A)	864	39,476
Gannett Co., Inc.	2,433	133,693
Interpublic Group of Cos., Inc.	4,861	55,415
Meredith Corp.	404	24,886
News Corp. (Class A)	24,147	512,158
Omnicom Group, Inc.	3,430	181,516
The DIRECTV Group, Inc. (a)	7,993	184,718
The McGraw-Hill Cos., Inc.	3,558	242,229
The New York Times Co. (Class A)	1,492	37,897
The Walt Disney Co.	20,544	701,372
Time Warner, Inc.	39,245	825,715
Tribune Co.	876	25,754
Viacom, Inc. (Class B) (a)	7,144	297,405

		4,656,103

Metals & Mining—0.9%
Alcoa, Inc.	9,014	365,337
Allegheny Technologies, Inc.	1,059	111,068
Freeport-McMoRan Copper & Gold, Inc. (Class B)	3,892	322,336
Newmont Mining Corp.	4,676	182,645
Nucor Corp.	3,128	183,457
United States Steel Corp.	1,227	133,436

		1,298,279

Multi-Utilities—1.3%
Ameren Corp.	2,138	104,783
CenterPoint Energy, Inc.	3,325	57,855
CMS Energy Corp.	2,327	40,024
Consolidated Edison, Inc.	2,804	126,517
Dominion Resources, Inc.	3,632	313,478
DTE Energy Co.	1,825	88,002
Duke Energy Holding Corp.	13,057	238,943
Integrys Energy Group, Inc.	785	39,823
KeySpan Corp.	1,822	76,488
NiSource, Inc.	2,841	58,837
PG&E Corp.	3,644	165,073
Public Service Enterprise Group, Inc.	2,621	230,071
Sempra Energy	2,735	161,994
TECO Energy, Inc.	2,172	37,315
Xcel Energy, Inc.	4,239	86,772

		1,825,975

Security Description	Shares	Value*

Multiline Retail—1.2%
Big Lots, Inc. (a)	1,135	$33,392
Dillard’s, Inc. (Class A)	631	22,672
Dollar General Corp.	3,264	71,547
Family Dollar Stores, Inc.	1,563	53,642
J.C. Penney Co., Inc.	2,333	168,862
Kohl’s Corp. (a)	3,345	237,595
Macy’s, Inc.	4,765	189,552
Nordstrom, Inc.	2,327	118,956
Sears Holdings Corp. (a)	854	144,753
Target Corp.	8,828	561,461

		1,602,432

Mutual Funds—0.2%
SPDR Trust Series 1	2,200	330,946

Office Electronics—0.1%
Xerox Corp.	9,717	179,570

Oil, Gas & Consumable Fuels—8.6%
Anadarko Petroleum Corp.	4,810	250,072
Apache Corp.	3,433	280,098
Chesapeake Energy Corp.	4,245	146,877
Chevron Corp.	22,282	1,877,036
ConocoPhillips	16,944	1,330,104
Consol Energy, Inc.	1,888	87,056
Devon Energy Corp.	4,612	361,073
El Paso Corp.	7,259	125,073
EOG Resources, Inc.	2,536	185,280
Exxon Mobil Corp.	58,402	4,898,760
Hess Corp.	2,829	166,798
Marathon Oil Corp.	7,112	426,435
Murphy Oil Corp.	1,950	115,908
Occidental Petroleum Corp.	8,644	500,315
Peabody Energy Corp.	2,747	132,900
Spectra Energy Corp.	6,550	170,038
Sunoco, Inc.	1,259	100,317
The Williams Cos., Inc.	6,208	196,297
Valero Energy Corp.	5,692	420,411
XTO Energy, Inc.	3,975	238,897

		12,009,745

Paper & Forest Products—0.3%
International Paper Co.	4,515	176,311
MeadWestvaco Corp.	1,912	67,532
Weyerhaeuser Co.	2,239	176,724

		420,567

Personal Products—0.2%
Avon Products, Inc.	4,550	167,212
The Estee Lauder Cos., Inc. (Class A)	1,223	55,659

		222,871

Pharmaceuticals—6.2%
Abbott Laboratories	15,969	855,140
Allergan, Inc.	3,188	183,756
Barr Pharmaceuticals, Inc. (a)	1,138	57,162

*See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value*

Pharmaceuticals—(Continued)
Bristol-Myers Squibb Co.	20,403	$643,919
Eli Lilly & Co.	10,229	571,596
Forest Laboratories, Inc. (a)	3,295	150,417
Johnson & Johnson	30,030	1,850,449
King Pharmaceuticals, Inc. (a)	2,526	51,682
Merck & Co., Inc.	22,469	1,118,956
Mylan Laboratories, Inc.	2,575	46,839
Pfizer, Inc.	72,760	1,860,473
Schering-Plough Corp.	15,441	470,024
Watson Pharmaceuticals, Inc. (a)	1,063	34,579
Wyeth	13,946	799,664

		8,694,656

Real Estate Investment Trusts—1.2%
Apartment Investment & Management Co. (Class A)	1,007	50,773
Archstone-Smith Trust	2,311	136,603
AvalonBay Communities, Inc.	826	98,195
Boston Properties, Inc.	1,234	126,028
Developers Diversified Realty Corp.	1,295	68,260
Equity Residential	3,014	137,529
General Growth Properties, Inc.	2,541	134,546
Host Hotels & Resorts, Inc.	5,412	125,125
Kimco Realty Corp.	2,351	89,503
Plum Creek Timber Co., Inc.	1,832	76,321
ProLogis	2,660	151,354
Public Storage, Inc.	1,273	97,792
Simon Property Group, Inc.	2,316	215,481
Vornado Realty Trust	1,354	148,723

		1,656,233

Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc. (a)	1,944	70,956

Road & Rail—0.8%
Burlington Northern Santa Fe Corp.	3,692	314,337
CSX Corp.	4,532	204,303
Norfolk Southern Corp.	4,077	214,328
Ryder System, Inc.	634	34,109
Union Pacific Corp.	2,807	323,226

		1,090,303

Semiconductors & Semiconductor Equipment—2.7%
Advanced Micro Devices, Inc. (a)	5,706	81,596
Altera Corp. (a)	3,681	81,460
Analog Devices, Inc.	3,391	127,637
Applied Materials, Inc.	14,327	284,677
Broadcom Corp. (Class A) (a)	4,823	141,073
Intel Corp.	60,234	1,431,160
KLA-Tencor Corp.	1,987	109,186
Linear Technology Corp.	2,631	95,189
LSI Logic Corp. (a)	7,986	59,975
Maxim Integrated Products, Inc.	3,324	111,055
MEMC Electronic Materials, Inc. (a)	2,326	142,165
Micron Technology, Inc. (a)	7,841	98,248

Security Description	Shares	Value*

Semiconductors & Semiconductor Equipment—(Continued)
National Semiconductor Corp.	2,892	$81,757
Novellus Systems, Inc. (a)	1,310	37,165
NVIDIA Corp. (a)	3,762	155,408
Teradyne, Inc. (a)	1,966	34,562
Texas Instruments, Inc.	14,863	559,295
Xilinx, Inc.	3,088	82,666

		3,714,274

Software—3.2%
Adobe Systems, Inc. (a)	6,096	244,754
Autodesk, Inc.	2,397	112,851
BMC Software, Inc. (a)	2,114	64,054
CA, Inc.	4,264	110,139
Citrix Systems, Inc. (a)	1,872	63,030
Compuware Corp. (a)	3,122	37,027
Electronic Arts, Inc. (a)	3,214	152,087
Intuit, Inc. (a)	3,551	106,814
Microsoft Corp.	87,280	2,572,142
Novell, Inc. (a)	3,610	28,122
Oracle Corp. (a)	41,038	808,859
Symantec Corp. (a)	9,341	188,688

		4,488,567

Specialty Retail—1.9%
Abercrombie & Fitch Co. (Class A)	915	66,777
AutoNation, Inc. (a)	1,566	35,141
AutoZone, Inc. (a)	496	67,764
Bed Bath & Beyond, Inc. (a)	2,839	102,176
Best Buy Co., Inc.	4,197	195,874
Circuit City Stores, Inc.	1,433	21,610
Limited Brands, Inc.	3,547	97,365
Lowe’s Cos., Inc.	15,603	478,856
Office Depot, Inc. (a)	2,866	86,840
OfficeMax, Inc.	781	30,693
RadioShack Corp.	1,405	46,562
Staples, Inc.	7,414	175,934
The Gap, Inc.	5,496	104,974
The Home Depot, Inc.	20,466	805,337
The Sherwin-Williams Co.	1,135	75,443
Tiffany & Co.	1,418	75,239
TJX Cos., Inc.	4,715	129,662

		2,596,247

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc. (a)	3,848	182,357
Jones Apparel Group, Inc.	1,129	31,894
Liz Claiborne, Inc.	1,083	40,396
Nike, Inc. (Class B)	3,931	229,138
Polo Ralph Lauren Corp.	635	62,300
VF Corp.	924	84,620

		630,705

Thrifts & Mortgage Finance—1.4%
Countrywide Financial Corp.	6,152	223,625
Federal Home Loan Mortgage Corp.	6,858	416,281

*See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value*

Thrifts & Mortgage Finance—(Continued)
Federal National Mortgage Association	10,088	$659,049
Hudson City Bancorp, Inc.	5,023	61,381
MGIC Investment Corp.	861	48,956
Sovereign Bancorp, Inc.	3,743	79,127
Washington Mutual, Inc.	9,217	393,013

		1,881,432

Tobacco—1.2%
Altria Group, Inc.	21,805	1,529,403
Reynolds American, Inc.	1,774	115,665
UST, Inc.	1,660	89,158

		1,734,226

Trading Companies & Distributors—0.0%
W.W. Grainger, Inc.	737	68,578

Wireless Telecommunication Services—0.6%
ALLTEL Corp.	3,582	241,964
Sprint Nextel Corp.	29,999	621,279

		863,243

Total Common Stock (Identified Cost $114,460,653)		138,882,716

Short Term Investments—0.9%
Security Description	Face Amount	Value*

Discount Notes—0.9%
Federal Home Loan Bank
4.800%, 07/02/07	$1,225,000	$1,224,837

Total Short Term Investments (Identified Cost $1,224,837)		1,224,837

Total Investments—100.6% (Identified Cost $115,685,490) (c)		140,107,553
Liabilities in excess of other assets		(842,818)

Total Net Assets—100%		$139,264,735

(a)	Non-Income Producing.
(b)	Affiliated Issuer. See below.
(c)	The aggregate cost of investments for federal income tax purposes as of June 30, 2007 was $115,685,490 and the composition of unrealized appreciation and depreciation of investment securities was $ 26,134,876 and $(1,712,813), respectively.

Futures Contracts

Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 6/30/2007	Net Unrealized Depreciation
S&P 500 Index Futures	9/20/2007	3	$1,148,303	$1,136,550	($11,753)

Affiliated Issuer

Security Description	Number of shares held at 12/31/2006	Shares purchased since 12/31/2006	Shares sold since 12/31/2006	Number of shares held on 6/30/2007	Realized Gain on shares sold	Income for six months ended 6/30/2007
MetLife, Inc.	8,180	0	(491)	7,689	$15,010	$0

*See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Statement of Assets & Liabilities

June 30, 2007 (Unaudited)

Assets
Investments at value		$140,107,553
Cash		6,406
Receivable for:
Securities sold		218,273
Accrued interest and dividends		151,865

Total Assets		140,484,097
Liabilities
Payable for:
Fund shares redeemed	$867,999
Securities purchased	207,710
Futures variation margin	1,350
Accrued expenses:
Management fees	73,208
Service and distribution fees	29,083
Other expenses	40,012

Total Liabilities		1,219,362

Net Assets		$139,264,735

Net assets consists of:
Capital paid in		$112,772,930
Undistributed net investment income		907,084
Accumulated net realized gains		1,174,411
Unrealized appreciation on investments and futures contracts		24,410,310

Net Assets		$139,264,735

Computation of offering price:
Net asset value and redemption price per share ($139,264,735 divided by 10,904,759 shares outstanding)		$12.77

Identified cost of investments		$115,685,490

Statement of Operations

Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$1,301,280
Interest		32,349

		1,333,629
Expenses
Management fees	$173,552
Service and distribution fees	173,552
Trustees’ fees and expenses	11,011
Custodian	29,004
Audit and tax services	15,859
Legal	9,619
Printing	7,866
Registration	20,132
Insurance	1,929
Miscellaneous	6,722

Total Expenses	449,246
Expense reimbursements	(51,781)
Management fee waivers	(4,859)	392,606

Net Investment Income		941,023

Realized and Unrealized Gain
Realized gain on:
Investments—net	2,253,416
Futures contracts—net	78,220	2,331,636

Unrealized appreciation (depreciation) on:
Investments—net	5,837,707
Futures contracts—net	(19,283)	5,818,424

Net gain		8,150,060

Net Increase in Net Assets From Operations		$9,091,083

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Statement of Changes in Net Assets (Unaudited)

	Six months ended June 30, 2007	Year ended December 31, 2006
From Operations
Net investment income	$941,023	$1,851,239
Net realized gain	2,331,636	3,389,492
Unrealized appreciation	5,818,424	13,361,440

Increase in net assets from operations	9,091,083	18,602,171

From Distributions to Shareholders
Net Investment Income	(728,250)	(2,265,482)
Net realized gain	(739,454)	(6,619,778)

Total distributions	(1,467,704)	(8,885,260)

Increase (decrease) in net assets from capital share transactions	(8,428,950)	34,493,049

Total increase (decrease) in net assets	(805,571)	44,209,960

Net Assets
Beginning of the period	140,070,306	95,860,346

End of the period	$139,264,735	$140,070,306

Undistributed Net Investment Income
End of the period	$907,084	$694,311

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six months ended June 30, 2007		Year ended December 31, 2006
	Shares	$	Shares	$
Sales	315,720	$3,896,206	4,737,828	$53,603,579
Reinvestments	117,042	1,467,704	807,751	8,885,260
Redemptions	(1,103,298)	(13,792,860)	(2,435,447)	(27,995,790)

Net increase (decrease)	(670,536)	$(8,428,950)	3,110,132	$34,493,049

See accompanying notes to financial statements.

MSF-13

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Financial Highlights (Unaudited)

	Six months ended June 30, 2007		Year ended December 31,
			2006	2005		2004(a)
Net Asset Value, Beginning of Period	$12.10		$11.32	$10.84		$10.00

Income from Investment Operations
Net investment income	0.17	(b)	0.14	0.15		0.12
Net realized and unrealized gain on investments	0.64	(b)	1.50	0.33		0.87

Total from investment operations	0.81		1.64	0.48		0.99

Less Distributions
Distributions from net investment income	(0.07)		(0.22)	0.00		(0.12)
Distributions from net realized capital gains	(0.07)		(0.64)	(0.00	)(c)	(0.03)

Total distributions	(0.14)		(0.86)	(0.00)		(0.15)

Net Asset Value, End of Period	$12.77		$12.10	$11.32		$10.84

Total Return (%)	6.6	(d)	15.2	4.5		9.9	(d)
Ratio of operating expenses to average net assets (%)	0.57	(e)	0.54	0.55		0.56	(e)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.65	(e)	0.74	0.83		1.19	(e)
Ratio of net investment income to average net assets (%)	1.36	(e)	1.46	1.39		1.61	(e)
Portfolio turnover rate (%)	8	(e)	28	56		42	(e)
Net assets, end of period (000)	$139,265		$140,070	$95,860		$61,879

(a)	Commencement of operations was January 2, 2004.
(b)	Per share amounts are based on average shares outstanding during the period.
(c)	Distributions for the period were less than $0.01.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.

See accompanying notes to financial statements.

MSF-14

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Notes to Financial Statements—June 30, 2007 (Unaudited)

1.	ORGANIZATION:

Metropolitan Series Fund II (the “Fund”) was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 22, 2003, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund consists of one investment portfolio, the MetLife Stock Index Portfolio II (the “Portfolio”). Shares in the Fund are offered only to certain eligible qualified retirement plans and are not offered directly to the general public.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with GAAP.

Investment Valuation:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the Portfolio’s subadviser (the “Subadviser”) pursuant to authorization of the Board of Trustees of the Fund (the “Board” or “Trustees”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value that approximates fair market value.

Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the “NOCP”). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Investment Transactions and Related Investment Income:

Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis.

MSF-15

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Notes to Financial Statements—June 30, 2007 (Unaudited)—(Continued)

Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Repurchase Agreements:

The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% on all other repurchase agreements. The Portfolio’s subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

Futures Contracts:

The Portfolio may buy and sell futures contracts (on recognized exchanges) on equity securities or stock indices as a hedge or to enhance return. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Federal Income Taxes:

It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code and regulations hereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2006, the Portfolio had no capital loss carryovers.

The tax character of distributions paid for the periods ended December 31, 2006 was as follows:

Ordinary Income		Long Term Gain		Return of Capital		Total
2006	2005	2006	2005	2006	2005	2006	2005
$3,148,560	$27,152	$5,736,700	$3,206	$—	$—	$8,885,260	$30,358

As of December 31, 2006, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Gain	Unrealized Appreciation	Loss Carryforwards and Deferrals	Total
$691,248	$695,028	$17,482,150	$—	$18,868,426

The difference between book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales.

Dividends and Distributions to Shareholders:

The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in capital.

MSF-16

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Notes to Financial Statements—June 30, 2007 (Unaudited)—(Continued)

3.	PURCHASES AND SALES:

For the six months ended June 30, 2007, purchases and sales of securities (excluding short-term investments) were $5,299,572 and $12,935,902 respectively.

4.	INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Investment Management Agreement:

MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to the Portfolio. The Fund has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the annual rate of 0.25% of average daily net assets. Fees earned by MetLife Advisers with respect to the Portfolio for the six months ended June 30, 2007 were $173,552.

Certain officers and trustees of the Fund may also be officers of MetLife Advisers; however, such officers and directors receive no compensation from the Fund.

Effective April 30, 2007, MetLife Advisers entered into a subadvisory agreement with MetLife Investment Advisors, LLC (“MLIAC”) with respect to the Portfolio. MetLife Advisers pays MLIAC an investment subadvisory fee for the Portfolio equal to the costs incurred by MLIAC in providing subadvisory services to the Portfolio. Fees earned by MLIAC with respect to the Portfolio for the period ended June 30, 2007 were $5,454. Prior to April 30, 2007, Metropolitan Life Insurance Company (“Metropolitan Life”) served as the subadviser to the Portfolio and for the period January 1, 2007 through April 30, 2007, fees earned by Metropolitan Life were $10,513.

Service and Distribution Fees:

The Fund has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act. Under the Distribution Plan, the Portfolio pays a fee to the Fund’s distributor, MetLife Securities, Inc. (the “Distributor”), which is used to compensate the Distributor (or its affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the shares. The fee under the Distribution Plan is calculated as a percentage of the Portfolio’s average daily net assets. Currently, the fee is limited to 0.25% per year. Amounts paid by the Portfolio for the six months ended June 30, 2007 were $173,552.

Expense Agreement:

Pursuant to an expense agreement, in effect in earlier periods, relating to the Portfolio, MetLife Advisers had agreed, from May 1, 2006 to April 30, 2007, to waive a portion of its advisory fees or pay a portion of the other operating expenses (not including brokerage costs, interest, taxes, or extraordinary expenses) to the extent total operating expenses exceed 0.54% of the average daily net assets of the Portfolio. This subsidy, and similar subsidies in effect in earlier periods, are subject to the obligation of the Portfolio to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses fall below the expense limit that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the Portfolio’s stated expense limit that was in effect at the time of the subsidy in question; provided, however, that the Portfolio is not obligated to repay any expense paid by MetLife Advisers more than five years after the end of the fiscal year in which such expense was incurred.

The amount of expenses deferred in 2007 subject to repayment until December 31, 2012 was $51,781. The amount of expenses deferred in 2006 subject to repayment until December 31, 2011 was $255,967. The amount of expenses deferred in 2005 subject to repayment until December 31, 2010 was $248,296.

Management Fee Waiver:

In addition, MetLife Advisers has agreed, for the period May 1, 2007 through April 30, 2008, to waive such portion of the advisory fee payable to it under its Investment Management Agreement with the Fund as necessary to reduce the total advisory fee of the Portfolio to 0.243% from 0.250% of the average daily net assets of the Portfolio. Amounts waived for the six months ended June 30, 2007 are shown as management fee waivers in the Statement of Operations.

MSF-17

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Notes to Financial Statements—June 30, 2007 (Unaudited)—(Continued)

5.	RECENT ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Portfolio adopted FIN 48 on June 29, 2007. Management has evaluated the implication of FIN 48 and has determined that there is no impact to the Portfolio’s financial statements.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

MSF-18

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Approval of New Subadvisory Agreements (Unaudited)

At the April 25-26, 2007 joint meeting of the Boards of Directors/Trustees (collectively, the “Board,” composed of “Directors”) of Metropolitan Series Fund, Inc. (the “Fund”) and Metropolitan Series Fund II (“Met Series Fund II” and, together with the Fund, the “Funds”), the Board considered a proposal to change the subadviser for the MetLife Stock Index Portfolio, MetLife Mid Cap Stock Portfolio, Russell 2000 Index Portfolio, Lehman Brothers Aggregate Bond Index Portfolio and Morgan Stanley EAFE Index Portfolio, each a series of the Fund, and MetLife Stock Index Portfolio II, a series of Metropolitan Series Fund II (each such Portfolio, collectively, the “Index Portfolios”), from Metropolitan Life Insurance Company (“MetLife”) to MetLife Investment Advisors Company, LLC (“MLIAC”), a wholly-owned subsidiary of MetLife. The proposed subadviser change did not result in a “change of actual control or management” for purposes of applicable Securities and Exchange Commission rules and guidance, and thus did not require shareholder approval.

MetLife informed the Board that its intent was to have MLIAC assume MetLife’s responsibilities for providing investment advisory services to certain registered funds, including the Index Portfolios, and for MetLife subsequently to deregister as an investment adviser. It was noted that, other than the change to MLIAC, the proposed subadvisory agreements were identical to the existing subadvisory agreements with MetLife, and that the same persons at MetLife as were responsible for managing the Index Portfolios would be responsible for such Portfolios at MLIAC. As described more fully in the Index Portfolios’ Annual Reports dated December 31, 2006, when approving the continuation of the subadvisory agreements of the Index Portfolios with MetLife at the Board’s November 7-8, 2006 meeting, the Board considered, among other things and as relevant: (i) the nature, extent and quality of the services provided to the Index Portfolios under those subadvisory agreements; (ii) the investment performance of the Index Portfolios; (iii) the costs of the services to be provided and profits to be realized by MetLife and its affiliates from their relationships with the Portfolios; (iv) whether there were any economies of scale in the provision of services by MetLife and whether such economies would be shared with the relevant Portfolios; and (v) such other factors as the Board found relevant. Because the proposed subadvisory agreements with MLIAC, including the proposed scope of the services to be provided to the Index Portfolios, were identical to the subadvisory agreements with MetLife, and the same persons at MetLife as were responsible for managing the Index Portfolios would be responsible for such Portfolios at MLIAC, the Board did not reconsider the aforementioned factors. The Board did, however, consider and approve the compliance policies and procedures and code of ethics of MLIAC. The Board also considered that, although MLIAC’s own financial resources are less substantial than MetLife’s, both MLIAC and the Index Portfolio’s adviser, MetLife Advisers, LLC, are indirect subsidiaries of MetLife’s parent company, MetLife, Inc., and that MetLife and MetLife, Inc. will continue to have a substantial reputational interest in the Funds even after MetLife ceases to act as subadviser for the Index Portfolios.

Based on their evaluation of all factors that they deemed to be material as discussed above, and assisted by the advice of independent counsel, the Directors, including the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Funds, present at the meeting concluded that the proposed subadvisory agreements between MetLife Advisers, LLC and MLIAC with respect to the Index Portfolios were in the best interests of such Portfolios and, therefore, unanimously approved such agreements, effective April 30, 2007.

MSF-19

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling (800) 638-7732 and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31, 2006 is available (i) without charge, upon request, by calling (800) 638-7732 and (ii) on the SEC’s website at http://www.sec.gov.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

MSF-20

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Included in reports to stockholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees since the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(2)	Certifications required by Rule 30a-2(a) under the Act.

(3)	Not applicable.

(b)	Certification required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND II

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	August 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	August 21, 2007

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	August 21, 2007

EXHIBIT LIST

Exhibit 12(a)(2)(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act

Exhibit 12(a)(2)(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act

Exhibit 12(b):	Certification required by Rule 30a-2(b) under the Act